Current Liabilities - Employee Benefits	12 Months Ended
Jun. 30, 2018
Current Liabilities [member]
Current Liabilities - Employee Benefits

NOTE 16. CURRENT LIABILITIES – EMPLOYEE BENEFITS

	Consolidated
	June 30, 2018 A$	June 30, 2017 A$
Annual leave	189,514	43,227

The current provision for employee benefits is in relation to accrued annual leave and covers all unconditional entitlements where employees have completed the required period of service. The entire amount of the provision is presented as current, since the group does not have an unconditional right to defer settlement for any of these obligations.

Non-current Liabilities [member]
Current Liabilities - Employee Benefits	NOTE 17. NON CURRENT LIABILITIES – EMPLOYEE BENEFITS

	Consolidated
	June 30, 2018 A$	June 30, 2017 A$
Long service leave	32,303	20,498